JPMorgan Hedged Equity 3 Fund Average Annual Total Returns - R5 R6 Shares [Member]		12 Months Ended	46 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.16%	14.53%	13.68%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	3.05%	2.47%	2.43%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	8.06%
Performance Inception Date	Feb. 26, 2021
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.66%	7.76%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.17%	6.25%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	8.18%